Interim Condensed Consolidated Statements of Financial Position	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Non-current assets
Financial assets measured at fair value through other comprehensive income	RM 44,375,928	$ 9,407,260	RM 38,368,829	$ 8,360,497
Financial assets measured at fair value through profit and loss	74,599	15,814	72,793	15,861
Property and equipment	3,765,783	798,309	3,198,123	696,865
Right-of-use of assets	871,692	184,790	1,203,941	262,337
Intangible assets	7,838,734	1,661,734	4,700,894	1,024,316
Loan receivables	39,239,492	8,318,386	21,198,300	4,619,070
Deferred tax assets	339,650	72,002	339,650	74,009
Total non-current assets	96,505,878	20,458,295	69,082,530	15,052,955
Current assets
Trade and other receivables	142,013,987	30,105,568	28,949,592	6,308,063
Loan receivables	23,538,832	4,990,001	15,378,236	3,350,889
Cash and bank balances	5,872,715	1,244,958	4,637,279	1,010,455
Total Current assets	171,425,534	36,340,527	48,965,107	10,669,407
Total assets	267,931,412	56,798,822	118,047,637	25,722,362
Current Liabilities
Trade and other payables	21,026,860	4,457,488	19,383,929	4,223,722
Warrant Liabilities	7,614,909	1,614,286	1,964,335	428,025
Lease liabilities	638,683	135,395	710,367	154,788
Bank and other borrowings	707,726	150,031	677,277	147,577
Income tax payable	706,171	149,701	251,212	54,739
Total current liabilities	30,694,349	6,506,901	22,987,120	5,008,851
Non-current liabilities
Lease liabilities	265,342	56,250	544,973	118,749
Bank and other borrowings	170,444	36,132	245,322	53,455
Amount due to related parties			1,300,359	283,346
Total non-current liabilities	435,786	92,382	2,090,654	455,550
Total liabilities	31,130,135	6,599,283	25,077,774	5,464,401
Capital and reserves
Share capital	171,586,028	36,374,551	44,009,131	9,589,508
Capital reserve	6,532,560	1,384,838	6,532,560	1,423,433
Fair value reserve	(5,341,945)	(1,132,440)	1,676,880	365,389
Translation reserve	5,488,773	1,163,566	2,696,335	587,526
Retained earnings	64,505,004	13,674,424	42,147,317	9,183,823
Attributable to equity owners of the Company	242,770,420	51,464,939	97,062,223	21,149,679
Non-controlling interests	(5,969,143)	(1,265,400)	(4,092,360)	(891,718)
Total equity	236,801,277	50,199,539	92,969,863	20,257,961
Total equity and liabilities	RM 267,931,412	$ 56,798,822	RM 118,047,637	$ 25,722,362